AXP(R)
                                                                          Mutual

                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express
 Funds

(icon of) magnifying glass

AXP Mutual seeks to provide shareholders with a balance of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

A Beneficial Balance

A balanced portfolio is one of the building blocks of investment planning. And balance is what AXP Mutual is all about. The Fund starts with a focus on stocks, many of which are part of the who's who of corporate America. To help balance the fluctuations inherent in stocks, as well as provide greater income to investors, bonds are added to the portfolio. The result: a Fund that offers income above that of a pure stock fund, while still providing potential for capital appreciation.

Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                            3
From the Portfolio Managers                  3
Fund Facts                                   5
The 10 Largest Holdings                      6
Making the Most of the Fund                  7
The Fund's Long-term Performance             8
Board Members and Officers                  10
Independent Auditors' Report (Fund)         12
Financial Statements (Fund)                 13
Notes to Financial Statements (Fund)        16
Independent Auditors' Report (Portfolio)    22
Financial Statements (Portfolio)            23
Notes to Financial Statements (Portfolio)   25
Investments in Securities                   29
Federal Income Tax Information              37

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2  AXP MUTUAL -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Michael L. Manns
Michael L. Manns
Portfolio manager

From the Portfolio Managers

A steep downturn in the stock market, particularly for growth stocks, took a substantial toll on AXP Mutual's performance during the past fiscal year. For the period -- October 2000 through September 2001 -- the Fund's Class A shares lost 27.04% (excluding the sales charge). This compares with an average loss of 10.33% for mutual funds such as this one, according to the Lipper Balanced Funds Index, and a loss of 26.63% for the Standard & Poor's 500, an unmanaged index of stocks commonly used to measure the performance of the stock market as a whole.

The stock market was already in a slide when the period began, as investors had become increasingly concerned that slower economic growth would lead to a slump in corporate profits. In fact, it wasn't until early last April that the market was finally able to right itself and make any kind of meaningful advance. But that, too, proved to be little more than a respite, as fresh reports of economic and profit weakness eroded share prices throughout the summer. The decline was ultimately punctuated with a sharp drop resulting from the terrorist attack in September.


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3  AXP MUTUAL -- ANNUAL REPORT

(picture of) Brad Stone
Brad Stone
Portfolio manager

TECH STOCKS LEAD DECLINE
Most affected by the market's woes were growth stocks, especially those in the technology sector. A number of leading tech stocks experienced declines ranging from 50% to as much as 90%. Unfortunately for the Fund, shortly before the start of the fiscal year we decided to shift our investment emphasis away from value stocks, which had been poor performers in recent years, to growth stocks, particularly tech-related issues. As it turned out, the timing could scarcely have been worse.

The Fund's biggest losses came in the telecommunications equipment segment, which included holdings such as Ciena, JDS Uniphase, Sonus Networks and Cisco Systems. Other problem areas were data-storage and semiconductors, with EMC, Intel and Texas Instruments among the major disappointments. In an effort to cushion the downturn, we substantially reduced tech-related investments over the 12 months. This proved to be the correct strategy, but it was simply a case of too little, too late.

There were some bright spots for the Fund, however. Overall, investments in health care, including Pfizer, Amgen and Cardinal, as well as financial services, including Citigroup and Marsh McClennan, paid off. There also were some good performers in the consumer stable sector, including Philip Morris, Coca-Cola and Safeway. In the industrial area, Tyco International and Illinois Tool Works generated good gains.

The story on the bond side of the portfolio was much better, as declining interest rates boosted the prices of our holdings. These included corporate, mortgage-backed and U.S. Treasury bonds. Also part of our investment strategy was to use dollar rolls to enhance the Fund's yield, as well as Treasury futures and options to reduce fluctuations in its net asset value. We moved a little more money into bonds during the period, bringing the allocation up to about 35%. Stocks made up almost all the rest.

Looking ahead to the current fiscal year, we expect stocks to continue to be quite volatile, as investors continually weigh the economic data and assess the outlook for corporate earnings in an unusually uncertain environment. In light of that, we are taking a somewhat cautious approach that centers on stocks of market-leading companies with a history of consistent earnings growth. As for bonds, the environment continues to look reasonably good, although, given that interest rates fell considerably in the past period, we expect we'll have to settle for interest income and little, if any, price appreciation in the months ahead.


Michael L. Manns

Brad Stone


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4  AXP MUTUAL -- ANNUAL REPORT

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                         $ 8.71
Sept. 30, 2000                                         $12.21
Decrease                                               $ 3.50

Distributions -- Oct. 1, 2000 - Sept. 30, 2001
From income                                            $ 0.22
From long-term capital gains                           $   --
Total distributions                                    $ 0.22
Total return*                                         -27.04%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                         $ 8.65
Sept. 30, 2000                                         $12.12
Decrease                                               $ 3.47

Distributions -- Oct. 1, 2000 - Sept. 30, 2001
From income                                            $ 0.14
From long-term capital gains                           $   --
Total distributions                                    $ 0.14
Total return*                                         -27.62%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                         $ 8.67
Sept. 30, 2000                                         $12.16
Decrease                                               $ 3.49

Distributions -- Oct. 1, 2000 - Sept. 30, 2001
From income                                            $ 0.15
From long-term capital gains                           $   --
Total distributions                                    $ 0.15
Total return*                                         -27.58%

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                         $ 8.71
Sept. 30, 2000                                         $12.21
Decrease                                               $ 3.50

Distributions -- Oct. 1, 2000 - Sept. 30, 2001
From income                                            $ 0.24
From long-term capital gains                           $   --
Total distributions                                    $ 0.24
Total return*                                         -26.91%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5  AXP MUTUAL -- ANNUAL REPORT

The 10 Largest Holdings
                              Percent                   Value
                          (of net assets)      (as of Sept. 30, 2001)
General Electric                5.3%              $124,925,040
Tyco Intl                       3.3                 78,469,300
American Intl Group             2.9                 68,616,600
Pfizer                          2.7                 63,602,610
Johnson & Johnson               2.0                 46,580,320
Citigroup                       1.9                 44,550,000
AOL Time Warner                 1.8                 41,762,270
Marsh & McLennan                1.7                 39,647,000
Baxter Intl                     1.6                 38,204,700
Illinois Tool Works             1.6                 38,147,550

Excludes U.S. Treasury and government agency holdings.
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon) pie chart

The 10 holdings listed here make up 24.8% of net assets

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6  AXP MUTUAL -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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7  AXP MUTUAL -- ANNUAL REPORT

The Fund's Long-term Performance

Value of you $10,000 in AXP Mutual
(line chart)

$60,000

$50,000
                                                                     $17,288
$40,000                                                           AXP Mutual
                                Lipper Balanced                      Class A
$30,000                             Funds Index
                   S&P 500 Index
$20,000

$9,425                  Lehman Brothers Aggregate
                                       Bond Index

'91     '92     '93     '94     '95     '96     '97     '98    '99    '00    '01

Average Annual Total Returns (as of Sept. 30, 2001)

                          1 year    5 years   10 years  Since inception
Class A                  -31.23%    +0.05%    +5.63%         N/A
Class B                  -30.47%    +0.34%      N/A        +3.74%*
Class C                  -28.29%      N/A       N/A       -21.90%**
Class Y                  -26.91%    +1.37%      N/A        +4.68%*

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 10/1/91 to 9/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $11,083. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index), the Lehman Brothers Aggregate Bond Index and the Lipper Balanced Funds Index. In comparing AXP Mutual (Class A) to the three indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P500 companies may be generally larger than those in which the Fund invests.



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8  AXP MUTUAL -- ANNUAL REPORT

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Balanced Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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9  AXP MUTUAL -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 72 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age             Position held      Principal occupations during   Other directorships
                               with Registrant    past five years
                               and length of
                               service
------------------------------ ------------------ ------------------------------ ------------------------------
H. Brewster Atwater, Jr.       Board member       Retired chair and chief
4900 IDS Tower                 since 1996         executive officer, General
Minneapolis, MN 55402                             Mills, Inc.  (consumer foods)
Born in 1931
------------------------------ ------------------ ------------------------------ ------------------------------
Arne H. Carlson                Chair of the       Chair, Board Services
901 S. Marquette Ave.          Board since 1999   Corporation (provides
Minneapolis, MN 55402                             administrative  services to
Born in 1934                                      boards),  former Governor of
                                                  Minnesota
------------------------------ ------------------ ------------------------------ ------------------------------
Lynne V. Cheney                Board member       Distinguished Fellow, AEI      The Reader's Digest
American Enterprise            since 1994                                        Association Inc.
Institute for Public Policy
Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
------------------------------ ------------------ ------------------------------ ------------------------------
Livio D. DeSimone              Board member       Retired chair of the board     Cargill, Incorporated
30 Seventh Street East         since 2001         and chief executive officer,   (commodity merchants and
Suite 3050                                        Minnesota Mining and           processors), Target
St. Paul, MN 55101-4901                           Manufacturing (3M)             Corporation (department
Born in 1936                                                                     stores), General Mills, Inc.
                                                                                 (consumer foods), Vulcan
                                                                                 Materials Company
                                                                                 (construction
                                                                                 materials/chemicals) and
                                                                                 Milliken & Company (textiles
                                                                                 and chemicals)
------------------------------ ------------------ ------------------------------ ------------------------------
Ira D. Hall                    Board member       Treasurer, Texaco Inc. since
Texaco, Inc.                   since 2001         1998.  Prior to that,
2000 Westchester Avenue                           director, International
White Plains, NY 10650                            Operations IBM Corp.
Born in 1944
------------------------------ ------------------ ------------------------------ ------------------------------
Heinz F. Hutter                Board member       Retired president and chief
P.O. Box 2187                  since 1994         operating officer, Cargill,
Minneapolis, MN 55402                             Incorporated (commodity
Born in 1929                                      merchants and processors)
------------------------------ ------------------ ------------------------------ ------------------------------
Anne P. Jones                  Board member       Attorney and consultant        Motorola, Inc. (electronics)
5716 Bent Branch Rd.           since 1985
Bethesda, MD 20816
Born in 1935
------------------------------ ------------------ ------------------------------ ------------------------------
William R. Pearce              Board member       RII Weyerhaeuser World
2050 One Financial Plaza       since 1980         Timberfund, L.P. (develops
Minneapolis, MN 55402                             timber resources) -
Born in 1927                                      management committee; former
                                                  chair, American Express Funds
------------------------------ ------------------ ------------------------------ ------------------------------

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10  AXP MUTUAL -- ANNUAL REPORT

Independent Board Members

Name, address, age             Position held      Principal occupations         Other
                               with Registrant    during past five years        directorships
                               and length of
                               service
------------------------------ ------------------ ----------------------------- -------------------
Alan K. Simpson                Board member       Former three-term United      Biogen, Inc.
1201 Sunshine Ave.             since 1997         States Senator for Wyoming    (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
------------------------------ ------------------ ----------------------------- -------------------
C. Angus Wurtele               Board member       Retired chair of the board    Bemis Corporation
4900 IDS Tower                 since 1994         and  chief executive          (packaging)
Minneapolis, MN 55402                             officer,  The Valspar
Born in 1934                                      Corporation
------------------------------ ------------------ ----------------------------- -------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name, address, age             Position held with   Principal occupations       Other
                               Registrant and       during past five years      directorships
                               length of service
------------------------------ -------------------- --------------------------- -------------------
David R. Hubers                Board member         Retired chief executive     Chronimed Inc.
50643 AXP Financial Center     since 1993           officer and director of     (specialty
Minneapolis, MN 55474                               AEFC                        pharmaceutical
Born in 1943                                                                    distribution),
                                                                                RTW Inc. (manages
                                                                                workers
                                                                                compensation
                                                                                programs), Lawson
                                                                                Software, Inc.
                                                                                (technology based
                                                                                business
                                                                                applications)
------------------------------ -------------------- --------------------------- -------------------
John R. Thomas                 Board member         Senior vice president -
50652 AXP Financial Center     since 1987,          information and
Minneapolis, MN 55474          president  since     technology of AEFC
Born in 1937                   1997
------------------------------ -------------------- --------------------------- -------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are: Other Officers

Name, address, age             Position held with   Principal occupations       Other
                               Registrant and       during past five years      directorships
                               length of service
------------------------------ -------------------- --------------------------- -------------------
John M. Knight                 Treasurer since      Vice president -
50005 AXP Financial Center     1999                 investment accounting of
Minneapolis, MN 55474                               AEFC
Born in 1952
------------------------------ -------------------- --------------------------- -------------------
Leslie L. Ogg                  Vice president,      President of Board
901 S. Marquette Ave.          general counsel      Services Corporation
Minneapolis, MN 55402          and secretary
Born in 1938                   since 1978
------------------------------ -------------------- --------------------------- -------------------
Frederick C. Quirsfeld         Vice president       Senior vice president -
53609 AXP Financial Center     since 1998           fixed income of AEFC
Minneapolis, MN 55474
Born in 1947
------------------------------ -------------------- --------------------------- -------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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11  AXP MUTUAL -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP INVESTMENT SERIES, INC.

We have audited the accompanying statement of assets and liabilities of AXP Mutual (a series of AXP Investment Series, Inc.) as of September 30, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 2001, and the financial highlights for each of the years in the five-year period ended September 30, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Mutual as of September 30, 2001, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Minneapolis, Minnesota

November 2, 2001

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12  AXP MUTUAL -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Mutual

Sept. 30, 2001
Assets
Investment in Balanced Portfolio (Note 1)                                                         $2,363,202,311
Capital shares receivable                                                                                 10,286
                                                                                                          ------
Total assets                                                                                       2,363,212,597
                                                                                                   -------------

Liabilities
Capital shares payable                                                                                   194,185
Accrued distribution fee                                                                                  17,114
Accrued service fee                                                                                        1,431
Accrued transfer agency fee                                                                               11,838
Accrued administrative services fee                                                                        2,322
Other accrued expenses                                                                                    90,615
                                                                                                          ------
Total liabilities                                                                                        317,505
                                                                                                         -------
Net assets applicable to outstanding capital stock                                                $2,362,895,092
                                                                                                  ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                          $    2,714,850
Additional paid-in capital                                                                         3,250,527,315
Undistributed net investment income                                                                    1,424,233
Accumulated net realized gain (loss) (Note 6)                                                       (587,491,624)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                      (304,279,682)
                                                                                                    ------------
Total -- representing net assets applicable to outstanding capital stock                          $2,362,895,092
                                                                                                  ==============
Net assets applicable to outstanding shares:                 Class A                              $1,596,760,473
                                                             Class B                              $  234,666,426
                                                             Class C                              $    1,078,901
                                                             Class Y                              $  530,389,292
Net asset value per share of outstanding capital stock:      Class A shares    183,331,076        $         8.71
                                                             Class B shares     27,123,032        $         8.65
                                                             Class C shares        124,459        $         8.67
                                                             Class Y shares     60,906,478        $         8.71
                                                                                ----------        --------------

See accompanying notes to financial statements.

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13  AXP MUTUAL -- ANNUAL REPORT

Statement of operations
AXP Mutual

Year ended Sept. 30, 2001
Investment income
Income:
Dividends                                                                                        $    16,664,872
Interest                                                                                              71,639,725
   Less foreign taxes withheld                                                                           (54,983)
                                                                                                         -------
Total income                                                                                          88,249,614
                                                                                                      ----------
Expenses (Note 2):
Expenses allocated from Balanced Portfolio                                                            12,977,845
Distribution fee
   Class A                                                                                             5,244,790
   Class B                                                                                             3,204,864
   Class C                                                                                                 9,258
Transfer agency fee                                                                                    4,363,575
Incremental transfer agency fee
   Class A                                                                                               245,951
   Class B                                                                                                93,917
   Class C                                                                                                   367
Service fee -- Class Y                                                                                   705,705
Administrative services fees and expenses                                                              1,091,114
Compensation of board members                                                                             12,035
Printing and postage                                                                                     462,190
Registration fees                                                                                         72,639
Audit fees                                                                                                10,750
Other                                                                                                     15,762
                                                                                                          ------
Total expenses                                                                                        28,510,762
   Earnings credits on cash balances (Note 2)                                                           (262,825)
                                                                                                        --------
Total net expenses                                                                                    28,247,937
                                                                                                      ----------
Investment income (loss) -- net                                                                       60,001,677
                                                                                                      ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                            (526,312,818)
   Foreign currency transactions                                                                        (227,220)
   Futures contracts                                                                                 (24,608,897)
   Options contracts written                                                                           6,000,506
                                                                                                       ---------
Net realized gain (loss) on investments                                                             (545,148,429)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                               (481,373,703)
                                                                                                    ------------
Net gain (loss) on investments and foreign currencies                                             (1,026,522,132)
                                                                                                  --------------
Net increase (decrease) in net assets resulting from operations                                  $  (966,520,455)
                                                                                                 ===============

See accompanying notes to financial statements.



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14  AXP MUTUAL -- ANNUAL REPORT

Statements of changes in net assets
AXP Mutual

Year ended Sept. 30,                                                                   2001             2000
Operations and distributions
Investment income (loss) -- net                                                  $    60,001,677  $  110,331,317
Net realized gain (loss) on investments                                             (545,148,429)      8,877,419
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies               (481,373,703)     54,556,042
                                                                                    ------------      ----------
Net increase (decrease) in net assets resulting from operations                     (966,520,455)    173,764,778
                                                                                    ------------     -----------
Distributions to shareholders from:
   Net investment income
         Class A                                                                     (43,757,072)    (71,669,772)
         Class B                                                                      (4,204,708)     (7,697,286)
         Class C                                                                         (14,156)         (2,405)
         Class Y                                                                     (15,940,726)    (28,279,204)
   Net realized gain
         Class A                                                                         (76,374)   (211,728,080)
         Class B                                                                         (11,876)    (32,551,037)
         Class C                                                                             (22)             --
         Class Y                                                                         (26,220)    (80,724,160)
                                                                                         -------     -----------
Total distributions                                                                  (64,031,154)   (432,651,944)
                                                                                     -----------    ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 5)                                                     67,827,454     144,424,248
   Class B shares                                                                     31,752,959      85,303,015
   Class C shares                                                                      1,097,834         536,439
   Class Y shares                                                                    123,789,004     244,553,491
Reinvestment of distributions at net asset value
   Class A shares                                                                     37,810,475     252,031,074
   Class B shares                                                                      4,097,719      39,475,952
   Class C shares                                                                         13,761           2,350
   Class Y shares                                                                     15,966,946     109,003,365
Payments for redemptions
   Class A shares                                                                   (443,462,041)   (702,614,499)
   Class B shares (Note 2)                                                           (98,996,439)   (154,153,889)
   Class C shares (Note 2)                                                              (237,252)         (4,574)
   Class Y shares                                                                   (360,014,506)   (450,871,550)
                                                                                    ------------    ------------
Increase (decrease) in net assets from capital share transactions                   (620,354,086)   (432,314,578)
                                                                                    ------------    ------------
Total increase (decrease) in net assets                                           (1,650,905,695)   (691,201,744)
Net assets at beginning of year                                                    4,013,800,787   4,705,002,531
                                                                                   -------------   -------------
Net assets at end of year                                                        $ 2,362,895,092  $4,013,800,787
                                                                                 ===============  ==============
Undistributed net investment income                                              $     1,424,233  $    5,566,629
                                                                                 ---------------  --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15  AXP MUTUAL -- ANNUAL REPORT

Notes to Financial Statements
AXP Mutual

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 164 shares of capital stock at $12.23 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Balanced Portfolio
The Fund invests all of its assets in Balanced Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in a combination of common stocks and senior securities (debt obligations and preferred stocks).

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Sept. 30, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------
16  AXP MUTUAL -- ANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $227,411 and accumulated net realized loss has been decreased by $227,411.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,171,302 for Class A, $350,608 for Class B and $677 for Class C for the year ended Sept. 30, 2001.

--------------------------------------------------------------------------------
17  AXP MUTUAL -- ANNUAL REPORT

During the year ended Sept. 30, 2001, the Fund's transfer agency fees were reduced by $262,825 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                           Year ended Sept. 30, 2001
                                            Class A        Class B       Class C     Class Y
Sold                                        6,360,421     2,977,400      102,617    11,816,585
Issued for reinvested distributions         3,821,202       413,699        1,419     1,613,564
Redeemed                                  (42,127,856)   (9,551,446)     (22,668)  (32,999,509)
                                          -----------    ----------      -------   -----------
Net increase (decrease)                   (31,946,233)   (6,160,347)      81,368   (19,569,360)
                                          -----------    ----------       ------   -----------

                                                           Year ended Sept. 30, 2000
                                            Class A        Class B       Class C*    Class Y
Sold                                       11,462,241     6,803,896       43,265    19,134,341
Issued for reinvested distributions        20,272,521     3,200,036          191     8,776,708
Redeemed                                  (56,050,919)  (12,436,622)        (365)  (35,857,395)
                                          -----------   -----------         ----   -----------
Net increase (decrease)                   (24,316,157)   (2,432,690)      43,091    (7,946,346)
                                          -----------    ----------       ------    ----------

* Inception date was June 26, 2000.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Sept. 30, 2001.

5. FUND MERGER
As of the close of business on July 14, 2000, AXP Mutual acquired the assets and assumed the identified liabilities of Strategist Balanced Fund.

The aggregate net assets of AXP Mutual immediately before the acquisition were $4,282,760,686.

The merger was accomplished by a tax-free exchange of 76,225 shares of Strategist Balanced Fund valued at $1,149,324.

In exchange for the Strategist Balanced Fund shares and net assets, AXP Mutual issued the following number of shares:

                                                          Shares    Net assets
Class A                                                   91,591    $1,149,324

Strategist Balanced Fund's net assets at that date consisted of capital stock of $1,076,635 and unrealized appreciation of $72,689.

--------------------------------------------------------------------------------
18  AXP MUTUAL -- ANNUAL REPORT

6. CAPITAL LOSS CARRY-OVER
For federal income purposes, the Fund had a capital loss carry-over of $485,017,851 as of Sept. 30, 2001, that will expire in 2009 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
19  AXP MUTUAL -- ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluting the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                                  2001    2000      1999      1998     1997
Net asset value, beginning of period                                         $12.21   $12.94    $13.29    $15.32   $13.51
                                                                             ------   ------    ------    ------   ------
Income from investment operations:
Net investment income (loss)                                                    .21      .32       .37       .48      .57
Net gains (losses) (both realized and unrealized)                             (3.49)     .17      1.15      (.36)    2.61
                                                                              -----      ---      ----      ----     ----
Total from investment operations                                              (3.28)     .49      1.52       .12     3.18
                                                                              -----      ---      ----       ---     ----
Less distributions:
Dividends from net investment income                                           (.22)    (.31)     (.36)     (.48)    (.53)
Distributions from realized gains                                                --     (.91)    (1.51)    (1.67)    (.84)
                                                                                ---     ----     -----     -----     ----
Total distributions                                                            (.22)   (1.22)    (1.87)    (2.15)   (1.37)
                                                                               ----    -----     -----     -----    -----
Net asset value, end of period                                               $ 8.71   $12.21    $12.94    $13.29   $15.32
                                                                             ------   ------    ------    ------   ------

Ratios/supplemental data
Net assets, end of period (in millions)                                      $1,597   $2,628    $3,101    $3,051   $3,251
                                                                             ------   ------    ------    ------   ------
Ratio of expenses to average daily net assets(c)                               .87%     .88%      .83%      .80%     .83%
                                                                               ---      ---       ---       ---      ---
Ratio of net investment income (loss) to average daily net assets             1.96%    2.51%     2.68%     3.35%    4.00%
                                                                              ----     ----      ----      ----     ----
Portfolio turnover rate (excluding short-term securities)                      226%     180%      134%       98%      49%
                                                                               ---      ---       ---        --       --
Total return(e)                                                             (27.04%)   3.78%    11.72%      .70%   24.88%
                                                                            ------     ----     -----       ---    -----

Class B
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                                  2001     2000      1999      1998     1997
Net asset value, beginning of period                                         $12.12   $12.86    $13.21    $15.25   $13.47
                                                                             ------   ------    ------    ------   ------
Income from investment operations:
Net investment income (loss)                                                    .13      .22       .27       .38      .46
Net gains (losses) (both realized and unrealized)                             (3.46)     .16      1.15      (.37)    2.59
                                                                              -----      ---      ----      ----     ----
Total from investment operations                                              (3.33)     .38      1.42       .01     3.05
                                                                              -----      ---      ----       ---     ----
Less distributions:
Dividends from net investment income                                           (.14)    (.21)     (.26)     (.38)    (.43)
Distributions from realized gains                                                --     (.91)    (1.51)    (1.67)    (.84)
                                                                                ---     ----     -----     -----     ----
Total distributions                                                            (.14)   (1.12)    (1.77)    (2.05)   (1.27)
                                                                               ----    -----     -----     -----    -----
Net asset value, end of period                                               $ 8.65   $12.12    $12.86    $13.21   $15.25
                                                                             ------   ------    ------    ------   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                        $235     $403      $459      $360     $264
                                                                               ----     ----      ----      ----     ----
Ratio of expenses to average daily net assets(c)                              1.64%    1.64%     1.53%     1.56%    1.59%
                                                                              ----     ----      ----      ----     ----
Ratio of net investment income (loss) to average daily net assets             1.19%    1.75%     1.98%     2.58%    3.28%
                                                                              ----     ----      ----      ----     ----
Portfolio turnover rate (excluding short-term securities)                      226%     180%      134%       98%      49%
                                                                               ---      ---       ---        --       --
Total return(e)                                                             (27.62%)   2.93%    10.93%     (.07%)  23.93%
                                                                            ------     ----     -----      ----    -----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
20  AXP MUTUAL -- ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                                  2001    2000(b)
Net asset value, beginning of period                                         $12.16   $12.09
                                                                             ------   ------
Income from investment operations:
Net investment income (loss)                                                    .14      .08
Net gains (losses) (both realized and unrealized)                             (3.48)     .05
                                                                              -----      ---
Total from investment operations                                              (3.34)     .13
                                                                              -----      ---
Less distributions:
Dividends from net investment income                                           (.15)    (.06)
                                                                               ----     ----
Net asset value, end of period                                               $ 8.67   $12.16
                                                                             ------   ------

Ratios/supplemental data
Net assets, end of period (in millions)                                          $1      $--
                                                                                 --      ---
Ratio of expenses to average daily net assets(c)                              1.64%    1.64%(d)
                                                                              -----    -----
Ratio of net investment income (loss) to average daily net assets             1.20%    1.34%(d)
                                                                              -----    -----
Portfolio turnover rate (excluding short-term securities)                      226%     180%
                                                                               ----     ----
Total return(e)                                                             (27.58%)   1.05%
                                                                            -------    -----

Class Y
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                                  2001     2000      1999      1998     1997
Net asset value, beginning of period                                         $12.21   $12.95    $13.29    $15.32   $13.51
                                                                             ------   ------    ------    ------   ------
Income from investment operations:
Net investment income (loss)                                                    .23      .34       .38       .49      .59
Net gains (losses) (both realized and unrealized)                             (3.49)     .16      1.16      (.36)    2.61
                                                                              -----      ---      ----      ----     ----
Total from investment operations                                              (3.26)     .50      1.54       .13     3.20
                                                                              -----      ---      ----       ---     ----
Less distributions:
Dividends from net investment income                                           (.24)    (.33)     (.37)     (.49)    (.55)
Distributions from realized gains                                                --     (.91)    (1.51)    (1.67)    (.84)
                                                                                ---     ----     -----     -----     ----
Total distributions                                                            (.24)   (1.24)    (1.88)    (2.16)   (1.39)
                                                                               ----    -----     -----     -----    -----
Net asset value, end of period                                               $ 8.71   $12.21    $12.95    $13.29   $15.32
                                                                             ------   ------    ------    ------   ------

Ratios/supplemental data
Net assets, end of period (in millions)                                        $530     $982    $1,145    $1,339   $1,337
                                                                               ----     ----    ------    ------   ------
Ratio of expenses to average daily net assets(c)                               .71%     .72%      .73%      .73%     .70%
                                                                               ---      ---       ---       ---      ---
Ratio of net investment income (loss) to average daily net assets             2.12%    2.67%     2.79%     3.42%    4.13%
                                                                              ----     ----      ----      ----     ----
Portfolio turnover rate (excluding short-term securities)                      226%     180%      134%       98%      49%
                                                                               ---      ---       ---        --       --
Total return(e)                                                             (26.91%)   3.87%    11.90%      .77%   25.04%
                                                                            ------     ----     -----       ---    -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
21  AXP MUTUAL -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
GROWTH AND INCOME TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Balanced Portfolio (a series of Growth and Income Trust) as of September 30, 2001, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended September 30, 2001. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Balanced Portfolio as of September 30, 2001, and the results of its operations and the changes in its net assets for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Minneapolis, Minnesota

November 2, 2001



--------------------------------------------------------------------------------
22  AXP MUTUAL -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Balanced Portfolio

Sept. 30, 2001
Assets
Investments in securities, at value (Note 1)*
   (identified cost $2,736,605,444)                                                               $2,433,507,772
Cash in bank on demand deposit                                                                            19,098
Dividends and accrued interest receivable                                                             11,200,826
Receivable for investment securities sold                                                            168,971,298
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                     166,463
                                                                                                         -------
Total assets                                                                                       2,613,865,457
                                                                                                   -------------
Liabilities
Payable for investment securities purchased                                                          106,879,062
Payable for securities purchased on a when-issued basis (Note 1)                                     141,346,713
Payable upon return of securities loaned (Note 7)                                                      1,362,600
Accrued investment management services fee                                                                32,641
Other accrued expenses                                                                                   130,172
Options contracts written, at value (premiums received $748,974) (Note 5)                                840,000
                                                                                                         -------
Total liabilities                                                                                    250,591,188
                                                                                                     -----------
Net assets                                                                                        $2,363,274,269
                                                                                                  ==============

* Including securities on loan, at value (Note 7)                                                 $    1,184,705
                                                                                                  --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23 AXP MUTUAL -- ANNUAL REPORT

Statement of operations
Balanced Portfolio

Year ended Sept. 30, 2001
Investment income
Income:
Dividends                                                                                        $    16,665,336
Interest                                                                                              71,643,870
   Less foreign taxes withheld                                                                           (54,984)
                                                                                                         -------
Total income                                                                                          88,254,222
                                                                                                      ----------
Expenses (Note 2):
Investment management services fee                                                                    12,630,666
Compensation of board members                                                                             16,285
Custodian fees                                                                                           251,349
Audit fees                                                                                                32,500
Other                                                                                                     59,093
                                                                                                          ------
Total expenses                                                                                        12,989,893
   Earnings credits on cash balances (Note 2)                                                            (11,695)
                                           -                                                             -------
Total net expenses                                                                                    12,978,198
                                                                                                      ----------
Investment income (loss) -- net                                                                       75,276,024
                                                                                                      ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                   (526,328,395)
   Foreign currency transactions                                                                        (227,227)
   Futures contracts                                                                                 (24,610,331)
   Options contracts written (Note 5)                                                                  6,000,670
                                                                                                       ---------
Net realized gain (loss) on investments                                                             (545,165,283)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                               (481,385,099)
                                                                                                    ------------
Net gain (loss) on investments and foreign currencies                                             (1,026,550,382)
                                                                                                  --------------
Net increase (decrease) in net assets resulting from operations                                  $  (951,274,358)
                                                                                                 ===============

Statements of changes in net assets
Balanced Portfolio

Year ended Sept. 30,                                                                    2001           2000
Operations
Investment income (loss) -- net                                                  $    75,276,024  $  130,376,178
Net realized gain (loss) on investments                                             (545,165,283)      8,874,159
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies               (481,385,099)     54,600,144
                                                                                    ------------      ----------
Net increase (decrease) in net assets resulting from operations                     (951,274,358)    193,850,481
Net contributions (withdrawals) from partners                                       (699,467,193)   (886,248,097)
                                                                                    ------------    ------------
Total increase (decrease) in net assets                                           (1,650,741,551)   (692,397,616)
Net assets at beginning of year                                                    4,014,015,820   4,706,413,436
                                                                                   -------------   -------------
Net assets at end of year                                                        $ 2,363,274,269  $4,014,015,820
                                                                                 ===============  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24  AXP MUTUAL -- ANNUAL REPORT

Notes to Financial Statements
Balanced Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balanced Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Balanced Portfolio seeks to provide a balance of growth of capital and current income by investing primarily in a combination of common stocks and senior securities (preferred stocks and debt obligations). The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.



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25  AXP MUTUAL -- ANNUAL REPORT

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuation, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its commitment. As of Sept. 30, 2001, the Portfolio has entered into outstanding when-issued or forward commitments of $141,346,713.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

--------------------------------------------------------------------------------
26  AXP MUTUAL -- ANNUAL REPORT

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.43% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Mutual to the Lipper Balanced Funds Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $3,061,787 for the year ended Sept. 30, 2001.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Sept. 30, 2001, the Portfolio's custodian fees were reduced by $11,695 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $7,148,401,733 and $7,966,574,211, respectively, for the year ended Sept. 30, 2001. For the same period, the portfolio turnover rate was 226%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $243,507 for the year ended Sept. 30, 2001.

4. FOREIGN CURRENCY CONTRACTS
As of Sept. 30, 2001, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at a specified future date. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date                Currency to        Currency to       Unrealized        Unrealized
                             be delivered       be received       appreciation      depreciation
Oct. 30, 2001                 15,850,000        14,588,340         $166,463             $--
                   European Monetary Unit       U.S. Dollar
                                                                   --------            ----
Total                                                              $166,463             $--
                                                                   --------            ----

--------------------------------------------------------------------------------
27  AXP MUTUAL -- ANNUAL REPORT

5. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                          Year ended Sept. 30, 2001
                                   Puts                          Calls
                           Contracts      Premium       Contracts     Premium
Balance Sept. 30, 2000         --      $        --         200     $    324,200
Opened                      7,049        2,434,945      47,542       13,655,786
Closed                     (6,999)      (2,428,114)    (40,092)     (12,384,391)
Exercised                      --               --        (650)        (846,621)
Expired                       (50)          (6,831)         --               --
                            -----      -----------       -----     ------------
Balance Sept. 30, 2001         --      $        --       7,000     $    748,974
                            -----      -----------       -----     ------------

See "Summary of significant accounting policies."

6. FUTURES CONTRACTS
As of Sept. 30, 2001, investments in securities included securities valued at $4,564,408 that were pledged as collateral to cover initial margin deposits on 1,115 open sale interest rate futures contracts. The market value of the open sale interest rate futures contracts as of Sept. 30, 2001, was $120,629,063 with a net unrealized loss of $2,454,929. See "Summary of significant accounting policies."

7. LENDING OF PORTFOLIO SECURITIES
As of Sept. 30, 2001, securities valued at $1,184,705 were on loan to brokers. For collateral, the Portfolio received $1,362,600 in cash. Income from securities lending amounted to $375,686 for the year ended Sept. 30, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

8. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.


--------------------------------------------------------------------------------
28  AXP MUTUAL -- ANNUAL REPORT

Investments in Securities
Balanced Portfolio

Sept. 30, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (63.3%)
Issuer                                           Shares               Value(a)

Automotive & related (0.7%)
Eaton                                            289,200           $17,123,532

Banks and savings & loans (2.6%)
Banco Santander
  Central Hispano                              2,000,000(c)         15,336,194
FleetBoston Financial                            509,200            18,458,500
U.S. Bancorp                                   1,297,300            28,774,114
Total                                                               62,568,808

Beverages & tobacco (2.9%)
Anheuser-Busch                                   590,000            24,709,200
Coca-Cola                                        515,600            24,155,860
Philip Morris                                    430,600            20,793,674
Total                                                               69,658,734

Communications equipment & services (1.8%)
Nokia ADR Cl A                                 1,495,100(c,g)       23,398,315
QUALCOMM                                         248,000(b)         11,789,920
Sonus Networks                                 2,328,400(b)          6,985,200
Total                                                               42,173,435

Computer software & services (1.7%)
Microsoft                                        367,900(b)         18,825,443
Oracle                                         1,630,600(b)         20,512,948
Total                                                               39,338,391

Computers & office equipment (3.1%)
AOL Time Warner                                1,261,700(b)         41,762,270
Cisco Systems                                    715,400(b,e)        8,713,572
EMC                                            1,248,100(b)         14,665,175
Sun Microsystems                                 951,600(b)          7,869,732
Total                                                               73,010,749

Electronics (2.2%)
Applied Materials                                283,800(b)          8,071,272
Intel                                            978,300            19,947,537
Texas Instruments                                960,600            23,995,788
Total                                                               52,014,597

Energy (2.0%)
Chevron                                          215,300            18,246,675
Conoco Cl B                                      672,000            17,028,480
Statoil                                        1,900,000(b,c)       12,638,676
Total                                                               47,913,831

Energy equipment & services (0.9%)
Transocean Sedco Forex                           818,400            21,605,760

Financial services (4.2%)
Alliance Capital Management
  Holding LP                                     608,800            27,822,160
Citigroup                                      1,100,000            44,550,000
Merrill Lynch                                    202,200             8,209,320
Providian Financial                              880,000            17,732,000
Total                                                               98,313,480

Health care (11.3%)
American Home Products                           447,600            26,072,700
Amgen                                             80,600(b)          4,736,056
Baxter Intl                                      694,000            38,204,700
Biogen                                           280,900(b)         15,612,422
Boston Scientific                                193,700(b)          3,970,850
Forest Laboratories                              171,600(b)         12,379,224
Johnson & Johnson                                840,800            46,580,320
MedImmune                                        834,200(b)         29,722,546
Medtronic                                        405,600            17,643,600
Pfizer                                         1,586,100            63,602,610
Protein Design Labs                              196,200(b)          9,266,526
Total                                                              267,791,554

Health care services (0.8%)
Cardinal Health                                  243,550            18,010,523

Industrial equipment & services (1.8%)
Caterpillar                                       88,400             3,960,320
Illinois Tool Works                              705,000            38,147,550
Total                                                               42,107,870

Insurance (4.8%)
American Intl Group                              879,700            68,616,600
Marsh & McLennan                                 410,000            39,647,000
XL Capital Cl A                                   57,400(c)          4,534,600
Total                                                              112,798,200

Leisure time & entertainment (1.1%)
Carnival                                         772,800            17,017,056
Mattel                                           540,700             8,467,362
Total                                                               25,484,418

Media (0.6%)
Univision Communications Cl A                    622,700(b)         14,290,965

See accompanying notes to investments in securities.

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29  AXP MUTUAL -- ANNUAL REPORT

Issuer                                            Shares              Value(a)

Metals (1.2%)
Alcoa                                            928,700           $28,798,987

Miscellaneous (0.6%)
Agere Systems Cl A                             3,515,000(b)         14,516,950

Multi-industry conglomerates (9.2%)
Canadian Pacific                                 445,500(c)         14,296,095
General Electric                               3,358,200           124,925,040
Tyco Intl                                      1,724,600(c)         78,469,300
Total                                                              217,690,435

Paper & packaging (0.7%)
Intl Paper                                       464,400            16,161,120

Retail (3.2%)
Home Depot                                       537,000            20,604,690
Kohl's                                           175,900(b)          8,443,200
Safeway                                          739,300(b)         29,364,996
Target                                           533,800            16,953,488
Total                                                               75,366,374

Utilities -- electric (2.0%)
Dominion Resources                               300,000            17,805,000
Duke Energy                                      755,300            28,588,105
Total                                                               46,393,105

Utilities -- gas (1.2%)
Dynegy Cl A                                      575,800            19,951,470
Enron                                            278,800             7,591,724
Total                                                               27,543,194

Utilities -- telephone (2.7%)
Telefonica de Espana ADR                       1,043,294(b,c)       35,419,831
Verizon Communications                           542,900            29,376,319
Total                                                               64,796,150

Total common stocks
(Cost: $1,820,675,860)                                          $1,495,471,162

Bonds (35.4%)
Issuer                       Coupon            Principal              Value(a)
                              rate              amount

Mortgage-backed securities (18.5%)
Collateralized Mtge Obligation Trust
   12-20-14                   9.95%           $1,118,022            $1,118,357
Federal Home Loan Mtge Corp
   10-01-03                   7.00             1,268,887             1,303,341
   11-15-03                   6.38            20,000,000            21,265,600
   07-01-07                   6.50                17,642                17,645
   07-01-08                   6.75               451,715               460,962
   06-01-09                   5.50             2,034,777             2,080,762
   01-01-11                   6.50             7,720,806             8,043,593
   11-01-14                   7.50            36,991,341            38,774,821
   11-03-15                   6.50            13,675,415            14,160,288
   08-01-24                   8.00             1,980,865             2,113,039
   09-01-28                   6.00             6,851,527             6,886,322
  Collateralized Mtge Obligation
   11-15-13                   5.50            10,500,000            10,162,530
  Interest Only
   05-01-31                   6.00             9,865,302(k)          2,299,849
  Trust Series Z
   10-15-23                   6.50                34,068(i)             35,612
Federal Natl Mtge Assn
   10-01-02                   7.50                51,567                52,508
   05-14-04                   5.63            30,000,000            31,611,720
   08-15-04                   6.50             5,400,000             5,817,625
   02-15-05                   7.13            10,000,000            11,033,550
   03-15-11                   5.50             8,000,000             8,128,680
   05-15-11                   6.00            26,000,000            27,387,984
   08-01-13                   6.00            20,556,739            21,051,538
   02-01-14                   7.50               509,122               532,204
   05-01-23                   6.50             3,192,603             3,282,996
   09-01-23                   6.50             5,062,660             5,205,999
   01-01-24                   6.50             9,335,475             9,599,791
   06-01-24                   9.00             1,966,424             2,149,505
   08-01-25                   7.50             6,421,749             6,721,307
   04-01-28                   6.00             9,509,505             9,520,884
   06-01-28                   6.00             9,430,096             9,441,380
   06-01-28                   6.00             7,870,866(f)          7,880,284
   06-01-28                   7.00                16,656                17,274
   12-01-28                   6.50             8,829,121             9,034,599
   05-15-29                   6.25             1,500,000             1,517,532
   08-01-29                   7.00            45,000,000(m)         46,504,688
   08-01-29                   7.50            80,000,000(m)         83,100,000
   02-01-30                   8.00             5,332,939             5,620,066
   07-01-30                   8.50                 9,816                10,388
   10-01-30                   8.00            12,500,000(m)         13,097,656
   01-01-31                   8.00             3,770,128             3,955,233
  Interest Only
   07-25-23                   7.50            18,007,923(k)          3,246,605
   09-25-31                   6.00             3,288,852(k)            774,936
Total                                                              435,019,653

U.S. government obligations & agencies (4.3%)
Resolution Funding Corp
   10-15-19                   8.13            15,000,000            18,487,185
U.S. Treasury
   02-15-11                   5.00             3,000,000             3,083,430
   08-15-29                   6.13            20,000,000(f)         21,800,000
   05-15-30                   6.25            12,700,000            14,132,687


See accompanying notes to investments in securities.

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30  AXP MUTUAL -- ANNUAL REPORT

Issuer                       Coupon            Principal              Value(a)
                              rate              amount

U.S. government obligations & agencies (cont.)
U.S. Treasury (cont.)
  TIPS
   01-15-07                   3.38%          $24,000,000(n)        $27,681,455
  Zero Coupon
   08-15-21                   5.95            40,000,000(l)         12,792,000
United Mexican States
  (U.S. Dollar)
   01-14-11                   8.38             2,300,000(c)          2,272,400
Total                                                              100,249,157

Aerospace & defense (0.1%)
Alliant Techsystems
  Sr Sub Nts
   05-15-11                   8.50               300,000(d)            307,500
Northrop Grumman
  Company Guaranty
   02-15-31                   7.75             2,000,000             2,101,640
Total                                                                2,409,140

Airlines (0.5%)
American Airlines
   05-23-11                   6.82             5,000,000(d)          4,882,959
Continental Airlines
  Series D
   12-01-06                   7.57             2,000,000             1,829,060
Delta Air Lines
   09-18-11                   7.11             6,000,000             5,942,400
Total                                                               12,654,419

Automotive & related (0.6%)
Ford Motor
   07-16-31                   7.45            15,000,000            14,122,170

Banks and savings & loans (0.1%)
Wells Fargo Financial
   05-03-04                   5.45             3,000,000             3,105,372

Beverages & tobacco (--%)
Constellation Brands
  Company Guaranty
   03-01-09                   8.50               300,000               290,250

Building materials & construction (--%)
Beazer Homes USA
  Company Guaranty
   04-01-08                   8.88               150,000               147,480
Louisiana Pacific
  Sr Sub Nts
   08-15-05                   8.50               150,000               139,332
Nortek
  Sr Nts Series B
   09-01-07                   9.13               300,000               274,500
Ryland Group
  Sr Nts
   09-01-10                   9.75               150,000               149,940
Total                                                                  711,252

Chemicals (0.1%)
Airgas
  Sr Sub Nts
   10-01-11                   9.13               375,000(d)            378,750
Allied Waste North America
  Company Guaranty Series B
   01-01-09                   7.88               600,000               582,000
Equistar Chemical
  Sr Nts
   09-01-08                  10.13               150,000(d)            138,986
Georgia Gulf
   11-15-05                   7.63               450,000               457,000
Lyondell Chemical
  Series B
   05-01-07                   9.88               150,000               138,000
Macdermid
   07-15-11                   9.13               150,000               137,250
Total                                                                1,831,986

Communications equipment & services (--%)
Crown Castle Intl
  Sr Nts
   08-01-11                   9.38               300,000               258,000
Dobson/Sygnet Communications
  Sr Nts
   12-15-08                  12.25               300,000               309,750
EchoStar DBS
  Sr Nts
   02-01-09                   9.38               300,000               293,250
Rural Cellular
  Sr Sub Nts Series B
   05-15-08                   9.63               300,000               291,000
Total                                                                1,152,000

Energy (0.4%)
Calpine Canada Energy Finance
  (U.S. Dollar) Company Guaranty
   05-01-08                   8.50               100,000(c)             97,644
Devon Financing
   09-30-11                   6.88             3,500,000(d)          3,485,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31  AXP MUTUAL -- ANNUAL REPORT

Issuer                       Coupon            Principal              Value(a)
                              rate              amount

Energy (cont.)
Grant Prideco
  Company Guaranty Series B
   12-01-07                   9.63%             $300,000              $280,500
Hanover Equipment Trust
  Sr Nts
   09-01-08                   8.50               450,000(d)            451,125
Mirant Amerias Generation
  Sr Nts
   05-01-11                   8.30             4,000,000(d)          4,221,096
Newfield Exploration
  Sr Nts
   10-15-07                   7.45               450,000               454,612
Total                                                                8,990,277

Energy equipment & services (--%)
Grey Wolf
  Sr Nts
   07-01-07                   8.88               300,000               270,000

Financial services (3.7%)
CIT Group
   05-17-04                   5.63            10,000,000            10,367,520
Countrywide Home
  Company Guaranty Series H
   04-15-09                   6.25            10,000,000            10,047,320
Credit Suisse First Bank USA
   08-01-06                   5.88             4,000,000             4,099,056
GMAC
   09-15-11                   6.88             6,000,000             5,933,820
Golden State Holdings
  Sr Nts
  08-01-03                    7.00            10,000,000            10,198,800
Goldman Sachs Group
   01-15-11                   6.88            12,500,000            12,879,162
LaBranche
  Sr Sub Nts
   03-02-07                  12.00               450,000               499,500
MBNA
   10-15-08                   5.75            10,000,000            10,500,000
Morgan Stanley, Dean Witter, Discover & Co
   06-15-05                   7.75            10,000,000            10,935,090
   04-15-11                   6.75             6,000,000             6,159,984
Verizon Global Funding
   12-01-30                   7.75             6,500,000             6,985,375
Total                                                               88,605,627

Food (0.4%)
Del Monte
  Sr Sub Nts
   05-15-11                   9.25               300,000(d)            306,000
Delhaize America
   04-15-06                   7.38             4,000,000(d)          4,297,160
   04-15-11                   8.13             4,000,000(d)          4,402,684
Total                                                                9,005,844

Furniture & appliances (--%)
Interface
  Company Guaranty
   04-01-08                   7.30               250,000               217,500

Health care (0.2%)
American Home Products
   03-15-04                   5.88             5,000,000             5,188,310

Health care services (0.1%)
Amerisource Bergen
  Sr Nts
   09-01-08                   8.13               405,000(d)            418,163
HCA
   09-01-10                   8.75               450,000               490,500
Magellan Health Services
  Sr Nts
   11-15-07                   9.38               300,000(d)            306,000
Triad Hospitals
  Company Guaranty
   05-01-09                   8.75               300,000               307,500
Vanguard Health Systems
  Sr Sub Nts
   08-01-11                   9.75               300,000(d)            306,000
Total                                                                1,828,163

Industrial equipment & services (--%)
Motors & Gears
  Sr Nts Series D
   11-15-06                  10.75               140,000               120,400
Terex
  Company Guaranty
   04-01-08                   8.88               150,000               136,500
Total                                                                  256,900

Insurance (0.0%)
Americo Life
  Sr Sub Nts
   06-01-05                   9.25               300,000               294,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32  AXP MUTUAL -- ANNUAL REPORT

Issuer                       Coupon            Principal              Value(a)
                              rate              amount

Leisure time & entertainment (0.5%)
AOL Time Warner
   04-15-31                   7.63%           $9,700,000            $9,834,500
Argosy Gaming
  Sr Sub Nts
   09-01-11                   9.00               300,000               298,500
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09                   9.25               225,000(d)            222,750
Hammons (JQ) Hotels
  1st Mtge
   02-15-04                   8.88               225,000               198,000
Horseshoe Gaming Holdings
  Company Guaranty Series B
   05-15-09                   8.63               300,000               294,000
Intl Game Technology
  Sr Nts
   05-15-09                   8.38               150,000               151,125
Mohegan Tribal Gaming
  Sr Sub Nts
   07-01-11                   8.38               300,000(d)            301,500
Six Flags
  Sr Nts
   06-15-07                   9.75               300,000               283,500
Total                                                               11,583,875

Media (1.0%)
Charter Communications Holdings/Charter Capital
  Sr Nts
   05-15-11                  10.00               300,000(d)            286,500
Coaxial Communications/Phoenix
  Company Guaranty
   08-15-06                  10.00               300,000               291,000
Comcast Cable Communications
   11-15-08                   6.20             5,100,000             5,079,258
   01-30-11                   6.75             4,000,000             4,017,320
  Sr Nts
   06-15-13                   7.13             5,000,000             5,135,610
CSC Holdings
  Series B
   08-15-09                   8.13               500,000               514,470
Cumulus Media
  Company Guaranty
   07-01-08                  10.38               200,000               189,000
Lamar Media
  Company Guaranty
   09-15-07                   8.63               450,000               445,500
Lin Television
  Sr Nts
   01-15-08                   8.00               400,000(d)            382,000
MDC
  (U.S. Dollar) Sr Sub Nts
   12-01-06                  10.50               300,000(c)            232,500
Quebecor Media
  Sr Nts
   07-15-11                  11.13               450,000(c,d)          445,500
Radio One
  Sr Sub Nts
   07-01-11                   8.88               150,000(d)            147,750
Salem Communication Holding
  Sr Sub Nts
   07-01-11                   9.00               300,000(d)            308,250
TeleWest Communications
  (U.S. Dollar) Sr Sub Deb
   10-01-07                  11.00               150,000(c)             95,250
Time Warner Entertainment
   03-15-23                   8.38             5,000,000             5,375,725
WRC Media/Weekly Read/Compass
  Sr Sub Nts
   11-15-09                  12.75               150,000               144,000
Total                                                               23,089,633

Metals (--%)
AK Steel
  Sr Nts
   12-15-06                   9.13               375,000               365,625

Miscellaneous (0.4%)
Carter (William)
  Sr Sub Nts
   08-15-11                  10.88               400,000(d)            406,000
DTE Burns Harbor LLC
  Sr Nts
   01-30-03                   6.57             1,238,040(d)          1,052,334
EOP Operating LP
  Sr Nts
   07-15-11                   7.00             7,000,000             7,160,062
Falcon Products
  Company Guaranty Series B
   06-15-09                  11.38               300,000               282,000
Total                                                                8,900,396

Paper & packaging (0.7%)
Intl Paper
   09-01-11                   6.75             5,000,000             5,006,530
   11-15-12                   5.13            13,400,000            11,564,066
Norske Skog
  (U.S. Dollar) Sr Nts
   06-15-11                   8.63               300,000(c,d)          299,250

See accompanying notes to investments in securities.

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33  AXP MUTUAL -- ANNUAL REPORT

Issuer                       Coupon            Principal              Value(a)
                              rate              amount

Paper & packaging (cont.)
Packaging Corp of America
  Company Guaranty
   04-01-09                   9.63%             $300,000              $316,500
Plastipak Holdings
  Sr Nts
   09-01-11                  10.75               150,000(d)            150,000
Total                                                               17,336,346

Restaurants & lodging (--%)
Extended Stay America
  Sr Sub Nts
   06-15-11                   9.88               375,000(d)            331,875
Park Place Entertainment
  Sr Nts
   11-15-06                   8.50               150,000               151,139
Prime Hospitality
  Sr Sub Nts Series B
   04-01-07                   9.75               300,000               297,000
Total                                                                  780,014

Retail (0.6%)
Federated Dept Stores
  Sr Nts
   09-01-08                   6.63             7,500,000             7,366,725
Kroger
  Company Guaranty
   02-01-10                   8.05             5,000,000             5,549,245
Rite Aid
  Sr Nts
   04-15-05                   7.63               150,000               132,000
Total                                                               13,047,970

Transportation (0.5%)
CSX
   03-15-11                   6.75             4,200,000             4,321,981
Union Pacific
   01-15-11                   6.65             7,000,000             7,180,586
Total                                                               11,502,567

Utilities -- electric (1.1%)
Dominion Virginia Power
  Sr Nts Series A
   03-31-06                   5.75             8,000,000             8,171,520
Public Service Electric & Gas
  1st & Ref Mtge (AMBAC Insured)
   01-01-16                   6.75            13,000,000(h)         12,850,240
Tiers-Mirant
   06-15-04                   7.20             4,500,000(d)          4,591,719
Total                                                               25,613,479

Utilities -- telephone (1.6%)
AT&T - Liberty Media
   02-01-30                   8.25             3,000,000             2,669,412
AT&T Wireless
  Sr Nts
   03-01-06                   7.35             5,000,000(d)          5,310,895
   03-01-31                   8.75             2,500,000(d)          2,754,278
Citizens Communications
   05-15-11                   9.25             4,000,000             4,392,440
   08-15-08                   7.63             7,500,000(d)          7,585,350
France Telecom
  (U.S. Dollar)
   03-01-11                   7.75             5,000,000(c,d)        5,309,000
Nextel Communications
  Cv
   11-15-09                   9.38               300,000               186,000
WorldCom
   05-15-11                   7.50             9,500,000             9,689,401
Total                                                               37,896,776

Total bonds
(Cost: $813,801,278)                                              $836,318,701

Option purchased (--%)
Issuer                    Notional       Exercise       Expiration     Value(a)
                           amount          price           date

Put
Dec.U.S. Treasury
   Note                 $140,000,000       $104          Nov. 2001     $43,750

Total option purchased
(Cost: $440,368)                                                       $43,750

Short-term securities (4.3%)
Issuer                     Annualized           Amount                Value(a)
                          yield on date       payable at
                           of purchase         maturity

U.S. government agencies (2.1%)
Federal Home Loan Mtge Corp Disc Nts
  10-02-01                    3.50%           $1,000,000              $999,611
  11-13-01                    2.57             2,800,000             2,790,841
Federal Natl Mtge Assn Disc Nts
  10-01-01                    3.44             3,300,000             3,299,054
  10-11-01                    3.56             8,300,000             8,289,064
  10-18-01                    3.55            12,800,000            12,774,342
  12-20-01                    2.20            20,500,000            20,375,697
Total                                                               48,528,609


See accompanying notes to investments in securities.

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34  AXP MUTUAL -- ANNUAL REPORT

Issuer                     Annualized           Amount                Value(a)
                          yield on date       payable at
                           of purchase         maturity

Commercial paper (2.2%)
Barclays U.S. Funding
  10-02-01                    3.49%           $2,900,000            $2,898,875
BellSouth
  10-05-01                    3.47             1,900,000(j)          1,898,718
BellSouth Capital Funding
  11-13-01                    3.36            20,050,000(j)         19,958,610
Charta
  10-25-01                    3.58             8,500,000(j)          8,477,192
Electronic Data Systems
  11-26-01                    3.38            20,000,000(j)         19,912,155
Total                                                               53,145,550

Total short-term securities
(Cost: $101,687,938)                                              $101,674,159

Total investments in securities
(Cost: $2,736,605,444)(o)                                       $2,433,507,772

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Sept. 30, 2001, the value of foreign securities represented 8.16% of net assets. For debt securities, principal amounts are denominated in the currency indicated.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) At Sept. 30, 2001, securities valued at $8,526,000 were held to cover open call options written as follows (see Note 5 to the financial statements):

     Issuer            Contracts        Exercise        Expiration    Value(a)
                                          price            date
     Cisco Systems       7,000           $12.50          Nov. 2001    $840,000

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

     Type of security                                           Notional amount
     Sale contracts
     U.S. Treasury Notes, Dec. 2001, 5-year                       $111,500,000

(g) Security is partially or fully on loan. See Note 7 to the financial statements.
(h) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     AMBAC -- American Municipal Bond Association Corporation

(i) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.
(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(k) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.


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35  AXP MUTUAL -- ANNUAL REPORT

(l) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(m) At Sept. 30, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $141,346,713.
(n) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(o) At Sept. 30, 2001, the cost of securities for federal income tax purposes was $2,828,249,302 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $  87,709,311
     Unrealized depreciation                                      (482,450,841)
                                                                  ------------
     Net unrealized depreciation                                 $(394,741,530)
                                                                 -------------

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36  AXP MUTUAL -- ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Mutual
Fiscal year ended Sept. 30, 2001

Class A
Income distributions taxable as dividend income, 26.76% qualifying for deduction by corporations.

Payable date                                                    Per share
Dec. 20, 2000                                                   $0.07930
March 27, 2001                                                   0.05124
June 27, 2001                                                    0.04616
Sept. 27, 2001                                                   0.04604
Total                                                           $0.22274

Capital gain distribution taxable as long-term capital gain.

Payable date                                                    Per share
Dec. 20, 2000                                                   $0.00037
Total distributions                                             $0.22311

Class B
Income distributions taxable as dividend income, 26.76% qualifying for deduction by corporations.

Payable date                                                    Per share
Dec. 20, 2000                                                   $0.05727
March 27, 2001                                                   0.02875
June 27, 2001                                                    0.02611
Sept. 27, 2001                                                   0.02656
Total                                                           $0.13869

Capital gain distribution taxable as long-term capital gain.

Payable date                                                    Per share
Dec. 20, 2000                                                   $0.00037
Total distributions                                             $0.13906



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37  AXP MUTUAL -- ANNUAL REPORT

Class C
Income distributions taxable as dividend income, 26.76% qualifying for deduction by corporations.

Payable date                                                    Per share
Dec. 20, 2000                                                   $0.06242
March 27, 2001                                                   0.03546
June 27, 2001                                                    0.02778
Sept. 27, 2001                                                   0.02834
Total                                                           $0.15400

Capital gain distribution taxable as long-term capital gain.

Payable date                                                    Per share
Dec. 20, 2000                                                   $0.00037
Total distributions                                             $0.15437

Class Y
Income distributions taxable as dividend income, 26.76% qualifying for deduction by corporations.

Payable date                                                    Per share
Dec. 20, 2000                                                   $0.08399
March 27, 2001                                                   0.05600
June 27, 2001                                                    0.05037
Sept. 27, 2001                                                   0.05012
Total                                                           $0.24048

Capital gain distribution taxable as long-term capital gain.

Payable date                                                    Per share
Dec. 20, 2000                                                   $0.00037
Total distributions                                             $0.24085

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38  AXP MUTUAL -- ANNUAL REPORT

AXP Mutual                                                       PRSRT STD AUTO
70100 AXP Financial Center                                        U.S. POSTAGE
Minneapolis, MN 55474                                                 PAID
                                                                    AMERICAN
americanexpress.com                                                 EXPRESS




Ticker Symbol
Class A: INMUX    Class B: IDMBX
Class C: N/A      Class Y: IDMYX



This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS

                                                                S-6326 V (11/01)